Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Minimum lease payments receivable	¥927,607	¥1,008,720	$12,273
Estimated residual value	39,982	34,240	417
Initial direct costs	6,736	5,847	71
Unearned lease income	(143,472)	(147,921)	(1,800)

	¥830,853	¥900,886	$10,961

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2012, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥295,331	$3,593
2014	241,517	2,938
2015	169,191	2,059
2016	110,189	1,341
2017	58,667	714
Thereafter	133,825	1,628

Total	¥1,008,720	$12,273